STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

May 31, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 14.4%
Aerospace & Defense - .5%
TransDigm, Sr. Scd. Notes		8.00	12/15/2025	2,616,000	[b]	2,838,360
Airlines - .4%
Delta Air Lines, Sr. Scd. Notes		7.00	5/1/2025	2,470,000	[b]	2,555,501
Automobiles & Components - .9%
Ford Motor, Sr. Unscd. Notes		8.50	4/21/2023	935,000		973,288
Ford Motor, Sr. Unscd. Notes		9.00	4/22/2025	935,000		986,425
Ford Motor Credit, Sr. Unscd. Notes	GBP	4.54	3/6/2025	2,400,000		2,597,739
Ford Motor Credit, Sr. Unscd. Notes		5.11	5/3/2029	1,150,000		1,078,183
					5,635,635
Chemicals - .9%
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	1,540,000	[b]	1,488,988
Tronox, Sr. Scd. Notes		6.50	5/1/2025	1,373,000	[b]	1,417,623
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	2,590,000	[b]	2,615,900
					5,522,511
Collateralized Loan Obligations Debt - 2.0%
Babson Euro CLO, Ser. 2014-2A, Cl. FR, 3 Month EURIBOR +7.00% @ Floor	EUR	7.00	11/25/2029	2,000,000	[b,c]	1,309,222
Barings CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		6.72	4/15/2031	2,900,000	[b,c]	2,271,770
Carlyle Global Market Strategies CLO, Ser. 2014-1A, Cl. ER, 3 Month LIBOR +5.40%		6.53	4/17/2031	4,000,000	[b,c]	2,777,228
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. D, 3 Month LIBOR +2.50%		3.72	4/15/2029	765,000	[b,c]	679,988
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		7.18	4/17/2031	4,000,000	[b,c]	2,952,140
Sounds Point IV-R CLO, Ser. 2013-3RA, Cl. E, 3 Month LIBOR +6.25%		7.39	4/18/2031	3,000,000	[b,c]	2,031,432
York CLO 1, Ser. 2014-1A, Cl. DRR, 3 Month LIBOR +3.01%		4.11	10/22/2029	570,000	[b,c]	531,153
					12,552,933
Commercial & Professional Services - .5%
Jaguar Holding II, Gtd. Notes		4.63	6/15/2025	512,000	[b]	529,920
Jaguar Holding II, Gtd. Notes		5.00	6/15/2028	692,000	[b]	719,680
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	1,820,000	[b]	1,962,242
					3,211,842
Consumer Discretionary - .8%
Allen Media, Gtd. Notes		10.50	2/15/2028	1,650,000	[b]	1,257,869

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 14.4% (continued)
Consumer Discretionary - .8% (continued)
Boyd Gaming, Sr. Unscd. Notes		8.63	6/1/2025	650,000	[b,d]	696,475
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	2,800,000	[b]	2,833,278
					4,787,622
Consumer Staples - .1%
Edgewell Personal Care, Gtd. Notes		5.50	6/1/2028	803,000	[b]	834,116
Diversified Financials - .7%
Compass Group Diversified Holdings, Sr. Unscd. Notes		8.00	5/1/2026	1,273,000	[b]	1,350,729
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	1,220,000	[b]	1,100,861
Quicken Loans, Gtd. Notes		5.75	5/1/2025	2,053,000	[b]	2,099,408
					4,550,998
Electronic Components - .4%
Wesco Distribution, Gtd. Notes		7.13	6/15/2025	854,000		854,000
Wesco Distribution, Gtd. Notes		7.25	6/15/2028	1,516,000		1,504,539
					2,358,539
Energy - .5%
Occidental Petroleum, Sr. Unscd. Notes		3.40	4/15/2026	498,000		369,765
Occidental Petroleum, Sr. Unscd. Notes		3.50	8/15/2029	1,560,000	[d]	1,056,900
PBF Holding, Sr. Scd. Notes		9.25	5/15/2025	1,500,000	[b]	1,627,830
					3,054,495
Food Products - .4%
US Foods, Sr. Scd. Notes		6.25	4/15/2025	2,262,000	[b]	2,355,308
Health Care - 1.2%
Bausch Health, Gtd. Notes		6.13	4/15/2025	1,183,000	[b]	1,203,578
Bausch Health, Gtd. Notes		6.25	2/15/2029	2,741,000	[b]	2,816,378
LifePoint Health, Sr. Scd. Notes		6.75	4/15/2025	1,221,000	[b]	1,291,208
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	130,000	[b]	129,756
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.38	6/1/2025	820,000	[b]	840,500
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/2022	1,000,000	[b]	878,745
					7,160,165
Industrial - .2%
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	1,585,000	[b]	1,446,828
Information Technology - .2%
Boxer Parent, Sr. Scd. Notes		7.13	10/2/2025	908,000	[b]	953,400
Materials - .7%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	1,410,000	[b]	1,490,825
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	650,000	[b]	643,620

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 14.4% (continued)
Materials - .7% (continued)
Ardagh Packaging Finance, Sr. Unscd. Notes		5.25	8/15/2027	920,000	[b]	908,330
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	1,476,000	[b]	1,498,140
					4,540,915
Media - 1.8%
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	1,500,000	[b]	1,493,263
CCO Holdings, Sr. Unscd. Notes		5.13	5/1/2027	2,000,000	[b]	2,104,670
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	4,009,000	[b]	3,196,536
Radiate Holdco, Sr. Unscd. Notes		6.88	2/15/2023	2,500,000	[b]	2,552,338
TEGNA, Gtd. Notes		5.00	9/15/2029	1,846,000	[b]	1,751,974
					11,098,781
Metals & Mining - .3%
Arconic, Scd. Notes		6.13	2/15/2028	1,910,000	[b]	1,863,444
Real Estate - .4%
Ladder Capital Finance Holdings, Gtd. Notes		4.25	2/1/2027	2,013,000	[b]	1,687,146
VICI Properties, Gtd. Notes		4.63	12/1/2029	466,000	[b]	465,988
					2,153,134
Retailing - 1.2%
Macy's, Sr. Scd. Notes		8.38	6/15/2025	1,196,000	[b]	1,215,435
New Red Finance, Sr. Scd. Notes		5.75	4/15/2025	3,056,000	[b]	3,253,723
QVC, Sr. Scd. Notes		4.75	2/15/2027	3,200,000		3,064,000
					7,533,158
Technology Hardware & Equipment - .2%
Tempo Acquisition, Sr. Scd. Notes		5.75	6/1/2025	1,103,000	[b]	1,156,771
Telecommunication Services - .1%
Altice France Holding, Gtd. Notes		6.00	2/15/2028	865,000	[b]	847,700
Total Bonds and Notes (cost $92,629,180)				89,012,156

Floating Rate Loan Interests - 79.7%
Advertising - 1.1%
ABG Intermediate Holdings 2, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		4.50	9/29/2024	3,778,782	[c]	3,320,605
Clear Channel Outdoor Holdings, Term Loan B, 1 Month LIBOR +3.50%		3.67	8/21/2026	3,640,244	[c]	3,399,988
					6,720,593
Airlines - .0%
Delta Air Lines, Term Loan, 1 Month LIBOR +4.75%		5.51	4/29/2023	328,014	[c]	324,324

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 79.7% (continued)
Automobiles & Components - .9%
CTOS, Term Loan B, 1 Month LIBOR +4.25%	4.42	4/18/2025	2,694,422	[c]	2,604,617
Panther BF Aggregator 2, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.50%	4.06	4/30/2026	2,970,000	[c]	2,838,206
				5,442,823
Building Materials - 1.5%
Cornerstone Building, Initial Term Loan, 1 Month LIBOR +3.75%	4.97	4/12/2025	4,531,449	[c]	4,321,869
Forterra Finance, Replacement Term Loan, 1 Month LIBOR +3.00%	4.00	10/25/2023	3,207,481	[c]	2,908,111
Tamko Building Products, Initial Term Loan, 1 Month LIBOR +3.25%	3.59	5/31/2026	2,019,987	[c]	1,964,437
				9,194,417
Chemicals - 1.8%
ColourOZ Investment 2, First Lien Initial Term Loan B-2, 3 Month LIBOR +3.00%	4.00	9/7/2021	4,068,428	[c]	3,427,651
ColourOZ Investment 2, First Lien Initial Term Loan C, 3 Month LIBOR +3.00%	4.00	9/7/2021	722,653	[c]	608,835
Encapsys, Term Loan B-2, 1 Month LIBOR +3.25%	4.25	11/30/2024	4,455,676	[c]	4,271,879
Polar US Borrower, Initial Term Loan, 1-3 Month LIBOR +4.75%	5.89	10/16/2025	3,360,097	[c]	3,141,691
				11,450,056
Commercial & Professional Services - 9.0%
AlixPartners, Term Loan, 1 Month LIBOR +2.50%	2.68	4/4/2024	2,460,000	[c]	2,397,122
Amentum Government Services Holdings, First Lien Initial Term Loan, 1 Month LIBOR +4.00%	4.18	2/3/2027	3,185,958	[c]	3,104,986
APX Group, Term Loan, 3 Month LIBOR +5.00%	5.18	12/31/2025	2,419,474	[c]	2,256,159
AVSC Holding, Second Lien Initial Term Loan, 3 Month LIBOR +7.25%	8.25	9/1/2025	1,061,750	[c]	663,594
Belron Finance US, Term Loan, 3 Month LIBOR +2.50%	2.68	10/30/2026	1,000,000	[c]	977,500
Belron Finance US, Term Loan, 3 Month LIBOR +2.50%	2.97	11/7/2024	1,735,561	[c]	1,700,850
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	3.92	2/7/2026	2,297,155	[c]	2,106,204

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 79.7% (continued)
Commercial & Professional Services - 9.0% (continued)
Creative Artists Agency, Incremental Term Loan, 1 Month LIBOR +3.75%		3.92	11/26/2026	1,800,000	[c]	1,733,175
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.00	1/31/2024	2,456,585	[c]	2,356,786
Employbridge, Refinancing Term Loan, 3 Month LIBOR +4.50%		5.61	4/18/2025	830,400	[c]	647,712
Lineage Logistics, Term Loan, 1 Month LIBOR +3.00%		4.00	2/27/2025	1,375,979	[c]	1,343,127
MPH Acquisition Holdings, Initial Term Loan, 3 Month LIBOR +2.75%		3.75	6/7/2023	3,157,295	[c]	3,041,202
National Intergovernment, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.31	5/23/2025	3,147,376	[c]	2,963,774
New Constellis Borrower, Term Loan, 1 Month LIBOR +11.00%		12.00	3/27/2025	753,759	[c]	150,752
North American Lifting Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		5.50	11/27/2020	2,798,467	[c]	2,018,884
Parexel International, Initial Term Loan, 1 Month LIBOR +2.75%		4.12	9/27/2024	3,167,214	[c]	3,010,548
Pi Lux Finco, Facility Term Loan B-2, 1 Month EURIBOR +3.00%	EUR	3.25	1/1/2025	2,000,000	[c]	2,124,358
Pi Lux Finco, Second Lien Facility 1 Term Loan, 6 Month LIBOR +7.25%		8.45	1/1/2026	1,250,000	[c]	1,093,750
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.79	5/1/2025	2,800,767	[c]	2,667,731
Prime Security Services Borrower, 2019 Refinancing Term Loan B-1, 1 Month LIBOR +3.25%		4.25	9/23/2026	2,818,419	[c]	2,756,766
Team Health Holdings, Term Loan, 3 Month LIBOR +2.75%		3.75	2/6/2024	1,790,000	[c]	1,314,692
TNS, Term Loan, 3 Month LIBOR +4.00%		5.20	8/14/2022	2,564,660	[c]	2,458,868
Verisure Holding, Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	10/21/2022	3,000,000	[c]	3,252,541
Verscend Holding, Term Loan B, 1 Month LIBOR +4.50%		4.86	8/27/2025	4,431,667	[c]	4,298,739
Weight Watchers International, Initial Term Loan, 3 Month LIBOR +4.75%		5.50	11/29/2024	5,126,735	[c]	5,024,201
					55,464,021
Consumer Discretionary - 2.9%
Allen Media, Initial Term Loan, 3 Month LIBOR +5.50%		5.69	2/10/2027	1,919,440	[c]	1,837,067

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 79.7% (continued)
Consumer Discretionary - 2.9% (continued)
AP Gaming I, First Lien Incremental Term Loan B, 1 Month LIBOR +3.50%	4.89	2/15/2024	2,610,572	[c]	2,171,135
Aristocrat International, Term Loan, 1 Month LIBOR +3.75%	4.75	10/19/2024	2,511,113	[c]	2,504,835
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%	4.43	2/5/2027	3,070,696	[c]	2,867,263
Hayward Industries, Initial Term Loan, 1 Month LIBOR +3.50%	4.00	8/4/2024	220,817	[c]	214,469
Lions Gate Capital Holdings, Term Loan, 3 Month LIBOR +2.25%	2.42	3/24/2025	440,000	[c]	422,765
Stars Group Holdings, USD Term Loan, 3 Month LIBOR +3.50%	4.72	7/10/2025	2,500,000	[c]	2,475,000
UFC Holdings, Term Loan B, 1 Month LIBOR +3.25%	4.25	4/29/2026	5,659,692	[c]	5,447,454
				17,939,988
Consumer Staples - .7%
KIK Custom Products, Term Loan B-3, 1 Month LIBOR +4.00%	5.00	5/15/2023	4,235,000	[c]	4,061,111
Diversified Financials - 2.3%
Blackhawk Network Holdings, First Lien Term Loan, 1 Month LIBOR +3.00%	3.84	6/15/2025	3,022,732	[c]	2,836,335
Fiserv Investment Solutions, Initial Term Loan, 3 Month LIBOR +4.75%	4.92	2/18/2027	2,390,000	[c]	2,342,200
Pi US Mergerco, Facility Term Loan B-1, 1 Month LIBOR +3.25%	4.50	1/1/2025	1,681,512	[c]	1,567,892
Russell Investments, Term Loan, 1 Month LIBOR +2.75%	3.82	6/1/2023	2,370,000	[c]	2,255,197
VFH Parent, Term Loan, 1 Month LIBOR +3.00%	3.22	3/1/2026	5,401,766	[c]	5,320,739
				14,322,363
Energy - 3.3%
BCP Renaissance Parent, Initial Term Loan, 3 Month LIBOR +3.50%	4.50	11/1/2024	2,372,005	[c]	1,988,250
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%	4.34	5/29/2025	4,065,523	[c]	2,361,378
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%	5.36	7/18/2025	3,324,197	[c]	2,313,442
Granite Acquisition, Second Lien Term Loan B, 3 Month LIBOR +7.25%	8.30	12/19/2022	469,111	[c]	462,075
Granite Acquisition, Term Loan, 1 Month LIBOR +3.50%	4.70	12/17/2021	2,699,248	[c]	2,665,507

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 79.7% (continued)
Energy - 3.3% (continued)
Lower Cadence Holdings, Initial Term Loan, 1 Month LIBOR +4.00%		4.37	5/22/2026	3,826,345	[c]	3,309,788
Natgasoline, Initial Term Loan, 3 Month LIBOR +3.50%		3.89	11/14/2025	3,510,988	[c]	3,405,658
Traverse Midstream Partners, Advance Term Loan, 1 Month LIBOR +4.00%		5.20	9/27/2024	572,746	[c]	477,287
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%		6.95	6/21/2026	4,198,900	[c]	3,128,181
					20,111,566
Environmental Control - 1.3%
EnergySolutions, Initial Term Loan, 3 Month LIBOR +3.75%		4.75	5/11/2025	1,999,380	[c]	1,809,439
Filtration Group, Initial Dollar Term Loan, 1 Month LIBOR +3.00%		4.45	3/29/2025	922,064	[c]	898,625
Filtration Group, Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	3/29/2025	1,994,911	[c]	2,148,017
Packers Holdings, Initial Term Loan, 1 Month LIBOR +3.25%		4.25	12/4/2024	3,191,787	[c]	3,052,944
					7,909,025
Food Products - .4%
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%		5.93	1/31/2028	2,350,471	[c]	2,232,948
Food Service - .5%
TKC Holdings, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		4.75	2/1/2023	2,429,669	[c]	2,281,860
TKC Holdings, Second Lien Initial Term Loan, 1 Month LIBOR +8.00%		9.00	2/1/2024	1,224,564	[c]	1,038,455
					3,320,315
Health Care - 10.0%
Agiliti Health, Term Loan, 1 Month LIBOR +3.00%		4.39	1/4/2026	2,610,467	[c]	2,545,205
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	4/21/2024	2,984,934	[c]	2,387,798
Albany Molecular Research, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		4.25	8/31/2024	3,497,134	[c]	3,420,092
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.95	9/28/2024	3,705,000	[c]	3,552,169
Alphabet Holding, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%		9.20	8/15/2025	1,600,000	[c]	1,384,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 79.7% (continued)
Health Care - 10.0% (continued)
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%		4.12	2/21/2026	6,604,743	[c]	6,076,364
Cheplapharm Arzneimittel, Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	7/6/2025	1,879,310	[c]	2,042,382
CPI Holdco, First Lien Closing Date Term Loan, 3 Month LIBOR +4.25%		4.43	11/4/2026	2,253,643	[c]	2,197,302
Da Vinci Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.00	1/8/2027	2,957,935	[c]	2,889,532
Dentalcorp Health Service, Initial Term Loan, 1 Month LIBOR +3.75%		4.09	6/6/2025	3,855,974	[c]	3,470,377
EyeCare Partners, First Lien Initial Delayed Draw Term Loan, 3 Month LIBOR +1.00%		3.92	2/20/2027	80,843	[c]	74,779
EyeCare Partners, First Lien Initial Term Loan, 6 Month LIBOR +3.75%		3.92	2/20/2027	346,468	[c]	320,483
Femur Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.84	3/5/2026	3,185,473	[c]	2,691,725
Financiere Mendel, Term Loan, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	4/12/2026	3,000,000	[c]	3,274,253
Global Medical Response, 2018 Term Loan, 2 Month LIBOR +3.25%		4.25	4/28/2022	4,041,202	[c]	3,937,647
Immucor, Term Loan B-3, 3 Month LIBOR +5.00%		6.04	6/15/2021	2,595,603	[c]	2,460,969
MED ParentCo, First Lien Delayed Draw Term Loan, 1-3 Month LIBOR +4.25%		4.43	8/31/2026	731,064	[c]	661,913
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		4.43	8/31/2026	2,919,756	[c]	2,643,576
Ortho-Clinical Diagnostics, Refinancing Term Loan, 1 Month LIBOR +3.25%		3.59	6/30/2025	534,031	[c]	508,531
Ortho-Clinical Diagnostics, Term Loan, 3 Month EURIBOR +3.25%	EUR	3.50	6/30/2025	2,381,900	[c]	2,486,708
Petvet Care Centers, First Lien Initial Term Loan, 1 Month LIBOR +2.75%		3.13	2/14/2025	3,155,032	[c]	2,973,618
Petvet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		6.63	2/15/2026	1,488,652	[c]	1,391,890
Surgery Center Holdings, Initial Term Loan, 1 Month LIBOR +3.25%		4.25	8/31/2024	1,731,977	[c]	1,592,337

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 79.7% (continued)
Health Care - 10.0% (continued)
Surgery Center Holdings, Term Loan, 1 Month LIBOR +8.00%	9.00	8/31/2024	1,280,000	[c]	1,299,200
US Anesthesia Partners, First Lien Initial Term Loan, 1 Month LIBOR +3.00%	4.00	6/23/2024	1,800,000	[c]	1,632,600
Versant Health Holdco, First Lien Initial Term Loan, 1 Month LIBOR +3.00%	4.00	12/1/2024	4,238,533	[c]	4,077,468
				61,992,918
Industrial - 4.5%
Brand Industrial Service, Initial Term Loan, 3 Month LIBOR +4.25%	5.45	6/21/2024	4,149,388	[c]	3,774,656
CIRCOR International, New Term Loan, 3 Month LIBOR +3.25%	4.25	12/11/2024	1,603,378	[c]	1,425,002
Engineered Machinery Holdings , First Lien Initial Term Loan, 3 Month LIBOR +3.00%	4.00	7/19/2024	2,717,475	[c]	2,577,063
Landry's Finance Acquisition, Term Loan, 1 Month LIBOR +12.00%	13.00	10/4/2023	1,904,762	[c]	1,980,952
Qualtek USA, Tranche Term Loan B, 1-3 Month LIBOR +6.25%	7.25	7/18/2025	2,495,094	[c]	2,258,060
Restaurant Technologies, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	4.69	10/1/2025	2,298,580	[c]	2,189,397
Titan Acquisition, Initial Term Loan, 3 Month LIBOR +3.00%	4.45	3/28/2025	3,005,599	[c]	2,735,366
USIC Holdings, Term Loan B, 1 Month LIBOR +3.25%	4.25	12/9/2023	3,018,565	[c]	2,890,276
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%	5.00	3/8/2025	3,038,000	[c]	2,202,550
Ventia Deco, 2019 Refinancing Term Loan B, 3 Month LIBOR +3.50%	4.77	5/21/2026	1,555,811	[c]	1,516,916
Yak Access, First Lien Initial Term Loan, 3 Month LIBOR +5.00%	6.22	7/11/2025	5,035,000	[c]	4,223,106
				27,773,344
Information Technology - 7.6%
Boxer Parent, Initial Dollar Term Loan, 1 Month LIBOR +4.25%	5.62	10/2/2025	5,587,831	[c]	5,295,867
Camelot Finance, Initial Term Loan, 1 Month LIBOR +3.25%	3.42	10/31/2026	2,372,306	[c]	2,327,825
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%	5.14	10/16/2026	2,355,056	[c]	2,283,674
Dun & Bradstreet, Term Loan B, 1 Month LIBOR +4.00%	4.18	2/8/2026	4,423,322	[c]	4,327,468
Evergreen Skills Lux, First Lien Initial Term Loan, 3 Month LIBOR +4.75%	5.75	4/28/2021	1,994,723	[c,e]	1,087,653

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 79.7% (continued)
Information Technology - 7.6% (continued)
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%	4.50	6/13/2024	1,773,571	[c]	1,615,430
Greeneden US Holdings II, Tranche Dollar Term Loan B-3, 1 Month LIBOR +3.25%	3.59	12/1/2023	3,132,806	[c]	3,052,246
Hyland Software, 2018 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.25	7/1/2024	6,034,638	[c]	5,889,445
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	3.81	12/1/2024	4,164,633	[c]	3,940,784
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%	4.63	5/18/2025	7,017,790	[c]	6,725,394
Rackspace Hosting, First Lien Term Loan B, 3 Month LIBOR +3.00%	4.20	11/3/2023	2,391,202	[c]	2,334,674
SCS Holdings I, New Tranche Term Loan B, 1 Month LIBOR +3.50%	3.68	7/1/2026	3,091,067	[c]	3,025,382
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%	3.93	7/3/2026	3,624,104	[c]	3,501,809
Ultimate Software Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	4.29	5/3/2026	1,764,154	[c]	1,713,434
				47,121,085
Insurance - 3.4%
AssuredPartners, 2020 February Refinancing Term Loan, 1 Month LIBOR +3.50%	3.68	2/13/2027	2,360,786	[c]	2,258,481
AssuredPartners, Term Loan, 1 Month LIBOR +4.50%	5.50	2/13/2027	694,737	[c]	680,842
Asurion, New Term Loan B-7, 1 Month LIBOR +3.00%	3.18	11/3/2024	1,725,540	[c]	1,682,402
Asurion, Replacement Term Loan B-6, 1 Month LIBOR +3.00%	3.18	11/3/2023	989,934	[c]	967,869
Asurion, Second Lien Replacement Term Loan B-2, 1 Month LIBOR +6.50%	7.72	8/4/2025	5,934,783	[c]	5,931,104
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	5.61	2/28/2025	5,216,251	[c]	4,877,195
Sedgwick CMS, 2019 New Term Loan, 1 Month LIBOR +4.00%	4.34	9/3/2026	1,274,155	[c]	1,231,312
Sedgwick CMS, Term Loan, 1 Month LIBOR +3.25%	4.70	12/31/2025	3,206,968	[c]	3,036,197
Sedgwick CMS, Term Loan, 1 Month LIBOR +4.25%	5.25	9/3/2026	257,554	[c]	252,403
				20,917,805

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 79.7% (continued)
Internet Software & Services - 3.1%
ION Trading Finance, Initial Dollar Term Loan, 3 Month LIBOR +4.00%		5.00	11/21/2024	3,475,441	[c]	3,314,701
ION Trading Finance, Initial Euro Term Loan, 3 Month EURIBOR +3.25%	EUR	4.25	11/21/2024	1,651,828	[c]	1,748,046
ProQuest, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		3.67	10/23/2026	3,510,489	[c]	3,408,474
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%		4.00	9/28/2023	3,179,841	[c]	2,989,051
Web.com Group, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.97	10/11/2025	4,640,163	[c]	4,377,228
WeddingWire, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		5.70	12/21/2025	3,765,667	[c]	3,502,070
					19,339,570
Materials - 5.7%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		5.06	7/31/2025	4,843,043	[c]	4,339,366
Berlin Packaging, First Lien Initial Term Loan, 1-3 Month LIBOR +3.00%		3.43	11/7/2025	4,382,275	[c]	4,186,234
Canister International, Initial Term Loan, 1 Month LIBOR +4.75%		4.92	12/20/2026	1,504,833	[c]	1,459,688
Charter NEX US, Incremental Term Loan, 1 Month LIBOR +3.50%		3.88	5/16/2024	3,453,332	[c]	3,373,491
Flex Acquisition, 2018 Incremental Term Loan B, 3 Month LIBOR +3.25%		4.70	6/29/2025	2,031,399	[c]	1,922,211
Fort Dearborn Holding, First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%		5.11	10/19/2023	2,445,351	[c]	2,321,054
LABL, Initial Dollar Term Loan, 1 Month LIBOR +4.50%		4.68	7/2/2026	3,026,393	[c]	2,915,279
Murray Energy, Superpriority Term Loan B-2, 3 Month LIBOR +7.25%		8.24	10/17/2022	4,156,376	[c,e]	121,221
Oxbow Carbon, First Lien Tranche Term Loan B, 1 Month LIBOR +3.75%		3.93	1/4/2023	1,962,344	[c]	1,805,356
Plaze, Initial Term Loan, 6 Month LIBOR +3.50%		4.04	8/3/2026	1,789,322	[c]	1,689,424
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month PRIME +2.50%		4.25	5/1/2024	3,564,480	[c]	3,350,611

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 79.7% (continued)
Materials - 5.7% (continued)
TricorBraun, First Lien Closing Date Term Loan, 3 Month LIBOR +3.75%		4.75	11/30/2023	5,682,462	[c]	5,362,824
Weener Plastics Group, Term Loan, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	5/17/2025	2,500,000	[c]	2,601,680
					35,448,439
Media - 3.0%
Banijay Group US Holding, USD Term Loan, 1 Month LIBOR +3.75%		3.93	3/1/2025	2,926,259	[c]	2,794,578
CSC Holdings, Term Loan, 1 Month LIBOR +2.50%		2.68	4/15/2027	1,995,000	[c]	1,933,285
ION Media Networks, Term Loan B-4, 1 Month LIBOR +3.00%		3.17	12/18/2024	2,444,362	[c]	2,344,290
NEP Group, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.25%		4.27	10/20/2025	893,877	[c]	758,303
Nexstar Broadcasting, Term Loan B-4, 1 Month LIBOR +2.75%		2.92	9/19/2026	1,464,046	[c]	1,416,128
Nielsen Finance, Term Loan, 1 Month LIBOR +3.75%		4.75	6/30/2025	1,296,703	[c]	1,295,621
Radiate Holdco, Closing Date Term Loan, 1 Month LIBOR +3.00%		3.89	2/1/2024	1,807,570	[c]	1,761,368
WideOpenWest Finance, Refinancing Term Loan B, 1 Month LIBOR +3.25%		4.36	8/19/2023	2,710,149	[c]	2,628,844
Ziggo, Term Loan H, 6 Month EURIBOR +3.00% @ Floor	EUR	3.00	1/31/2029	3,500,000	[c]	3,773,088
					18,705,505
Real Estate - .4%
Cushman & Wakefield, Replacement Term Loan, 1 Month LIBOR +2.75%		2.93	8/21/2025	1,005,253	[c]	945,566
GGP Nimbus, Initial Term Loan B, 1 Month LIBOR +2.50%		2.87	8/24/2025	1,870,150	[c]	1,436,677
					2,382,243
Retailing - 2.0%
Bass Pro Group, Initial Term Loan, 3 Month LIBOR +5.00%		5.75	9/25/2024	3,130,961	[c]	2,954,845
CWGS Group, Term Loan, 3 Month LIBOR +2.75%		4.12	11/8/2023	1,800,000	[c]	1,627,389
Foundation Building Materials, Term Loan, 1 Month LIBOR +3.00%		3.39	8/13/2025	2,630,749	[c]	2,515,654
Leslie's Poolmart, Tranche Term Loan B-2, 2 Month LIBOR +3.50%		3.86	8/16/2023	2,431,078	[c]	2,323,199

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 79.7% (continued)
Retailing - 2.0% (continued)
Staples, 2019 Refinancing New Term Loan B-1, 1 Month LIBOR +5.00%		6.14	4/12/2026	1,527,041	[c]	1,364,801
Talbots, First Lien Initial Term Loan, 3 Month LIBOR +7.00%		7.34	11/28/2022	1,735,900	[c]	1,345,322
					12,131,210
Semiconductors & Semiconductor Equipment - .8%
Natel Engineering, Initial Term Loan, 1-6 Month LIBOR +5.00%		6.00	4/30/2026	3,339,637	[c]	2,496,379
Ultra Clean Holdings, Term Loan B, 1 Month LIBOR +4.50%		4.86	8/27/2025	2,429,585	[c]	2,368,845
					4,865,224
Technology Hardware & Equipment - 4.1%
Access CIG, First Lien Term Loan B, 3 Month LIBOR +3.75%		4.49	2/27/2025	1,921,754	[c]	1,818,219
Everi Payments, Term Loan, 1 Month LIBOR +10.5%		11.50	5/9/2024	1,971,983	[c]	2,001,562
McAfee, USD Term Loan B, 1 Month LIBOR +3.75%		4.29	9/29/2024	5,699,624	[c]	5,628,378
Perforce Software, Term Loan, 1 Month LIBOR +3.75%		3.93	7/1/2026	3,870,574	[c]	3,606,891
Sandvine, First Lien Initial Term Loan, 1 Month LIBOR +4.50%		5.04	11/2/2025	3,979,481	[c]	3,700,917
Surf Holdings, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR +3.50%		3.68	3/5/2027	2,490,227	[c]	2,392,174
Tempo Acquisition, Initial Term Loan, 1 Month LIBOR +2.75%		3.05	5/1/2024	2,654,422	[c]	2,559,300
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.43	8/20/2025	4,196,742	[c]	3,456,101
					25,163,542
Telecommunication Services - 6.1%
Altice France, USD TLB-13 Incremental Term Loan, 1 Month LIBOR +4.00%		4.39	8/14/2026	7,295,505	[c]	7,033,304
Circet Odyssee, Term Loan, 3 Month EURIBOR +3.25% @ Floor	EUR	3.25	4/26/2025	2,000,000	[c]	2,103,545
CommScope, Initial Term Loan, 1 Month LIBOR +3.25%		4.64	4/4/2026	3,878,018	[c]	3,738,661
Connect Finco, Initial Term Loan, 1 Month LIBOR +4.50%		5.50	12/12/2026	1,502,796	[c]	1,412,628
Intelsat Jackson Holdings, Tranche Term Loan B-3, 3 Month LIBOR +3.75%		4.75	11/27/2023	2,230,000	[c,e]	2,244,863
Intelsat Jackson Holdings, Tranche Term Loan B-4, 6 Month LIBOR +4.50%		5.87	1/2/2024	754,048	[c,e]	760,646

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 79.7% (continued)
Telecommunication Services - 6.1% (continued)
Iridium Satellite, Initial Term Loan, 1 Month LIBOR +3.75%	4.75	11/4/2026	4,230,195	[c]	4,194,239
MTN Infrastructure TopCo, Initial Term Loan, 1 Month LIBOR +3.00%	4.00	11/17/2024	3,166,133	[c]	3,040,975
MTN Infrastructure TopCo, Term Loan, 1 Month LIBOR +3.00%	4.00	11/17/2024	445,104	[c]	434,533
SpeedCast International, Initial Term Loan, 3 Month PRIME +1.75%	3.59	5/15/2025	1,049,578	[c,e]	124,448
T-Mobile USA, Term Loan, 3 Month LIBOR +3.00%	3.17	4/1/2027	6,079,781	[c]	6,087,380
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.22	10/10/2024	5,615,786	[c]	4,599,104
Zayo Group Holdings, Initial Dollar Term Loan, 1 Month LIBOR +3.00%	3.18	3/9/2027	1,922,148	[c]	1,855,276
				37,629,602
Utilities - 3.3%
Eastern Power, Term Loan B, 1 Month LIBOR +3.75%	4.75	10/2/2025	6,493,000	[c]	6,424,012
EFS Cogen Holdings I, Advance Term Loan B, 3 Month LIBOR +3.25%	4.25	6/28/2023	4,852,384	[c]	4,679,955
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	4.75	6/3/2024	6,961,994	[c]	6,753,656
Pike, 2019 New Term Loan, 1 Month LIBOR +3.25%	4.25	7/24/2026	2,603,281	[c]	2,562,058
				20,419,681
Total Floating Rate Loan Interests (cost $526,617,896)			492,383,718
Description			Shares		Value ($)
Common Stocks - .0%
Commercial & Professional Services - .0%
New Constellis Borrower (cost $17,825)			47,534	[f]	7,130

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares iBoxx High Yield Corporate Bond ETF			19,184		1,581,145
SPDR Bloomberg Barclays High Yield Bond ETF			16,393		1,671,922
Total Exchange-Traded Funds (cost $3,204,122)			3,253,067

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 7.5%
Registered Investment Companies - 7.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $45,976,142)	0.21	45,976,142	[g] 45,976,142

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,816,100)	0.21	1,816,100	[g] 1,816,100
Total Investments (cost $670,261,265)		102.4%	632,448,313
Liabilities, Less Cash and Receivables		(2.4%)	(14,668,871)
Net Assets		100.0%	617,779,442

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities were valued at $76,527,317 or 12.39% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $1,753,375 and the value of the collateral was $1,816,100.

e Non-income producing—security in default.

f Non-income producing security.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Floating Rate Income Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	−	12,552,933	−	12,552,933
Corporate Bonds	−	76,459,223	−	76,459,223
Equity Securities – Common Stocks	−	7,130††	−	7,130
Exchange-Traded Funds	3,253,067	−	−	3,253,067
Floating Rate Loan Interests	−	492,383,718	−	492,383,718
Investment Companies	47,792,242	−	−	47,792,242
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	−	(461,659)	−	(461,659)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Floating Rate Income Fund

May 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation)($)
Citigroup
United States Dollar	2,510,420	British Pound	2,060,000	6/22/2020	(33,940)
Credit Suisse International
United States Dollar	23,072,056	Euro	21,160,000	6/22/2020	(427,719)
Gross Unrealized Depreciation					(461,659)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

NOTES

(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are

NOTES

generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2020, accumulated net unrealized depreciation on investments was $37,812,952, consisting of $4,236,951 gross unrealized appreciation and $42,049,903 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.